UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

AIG SERIES TRUST

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

AIG Series Trust - 2010 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2008 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 88.1%
U.S. Treasury Bonds - 88.1%
United States Treasury Bond Strip zero coupon due 08/15/10	$202,820,000	$191,139,393
United States Treasury Bond Strip zero coupon due 08/15/10	11,500,000	10,867,673

Total U.S. Government Obligations
(cost $192,970,127)		202,007,066

PUT OPTIONS PURCHASED - 0.0% †
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2008/$1,300 (cost $189,197)	13,500	103,950

Total Long-Term Investment Securities
(cost $193,159,324)		202,111,016

SHORT-TERM INVESTMENT SECURITIES - 11.9%
U.S. Treasury Bills - 11.9%
United States Treasury Bills 2.31% due 07/10/08	400,000	396,386
United States Treasury Bills 2.40% due 07/10/08	400,000	396,386
United States Treasury Bills 2.84% due 04/03/08	500,000	498,460
United States Treasury Bills 3.11% due 04/03/08	500,000	498,460
United States Treasury Bills 3.13% due 05/22/08(1)	6,300,000	6,262,414
United States Treasury Bills 3.18% due 05/22/08	500,000	497,017
United States Treasury Bills 3.22% due 05/22/08	1,400,000	1,391,648
United States Treasury Bills 3.26% due 05/22/08	300,000	298,210
United States Treasury Bills 3.35% due 05/22/08	400,000	397,614
United States Treasury Bills 3.40% due 04/03/08	2,200,000	2,193,226
United States Treasury Bills 3.83% due 04/03/08(1)	6,000,000	5,981,526
United States Treasury Bills 3.93% due 04/03/08	1,000,000	996,921
United States Treasury Bills 3.94% due 02/28/08	3,400,000	3,383,840
United States Treasury Bills 3.97% due 02/28/09	850,000	845,960
United States Treasury Bills 4.00% due 04/03/08	400,000	398,768
United States Treasury Bills 4.07% due 02/28/08	500,000	497,624
United States Treasury Bills 4.14% due 04/03/08	300,000	299,076
United States Treasury Bills 4.18% due 04/03/08	1,700,000	1,694,766
United States Treasury Bills 4.23% due 02/28/08	300,000	298,574

Total Short-Term Investment Securities
(cost $27,161,458)		27,226,876

TOTAL INVESTMENTS -
(cost $220,320,782)(2)	100.0%	229,337,892
Liabilities in excess of other assets	0.0%	(15,665)

NET ASSETS -	100.0%	$229,322,227

†	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Market Value (Note 1)
CALL OPTIONS WRITTEN - (0.5%) †
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2008/$1,430 (premiums received $163,153)	(13,500)	$(103,950)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
70 Long	S&P 500 Futures Index	March 2008	$25,394,851	$24,143,000	$(1,251,851)

See Notes to Portfolio of Investments

AIG Series Trust - 2015 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2008 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 68.2%
U.S. Treasury Bonds - 68.2%

United States Treasury Bond Strip zero coupon due 08/15/15
(cost $112,247,285)	$155,315,000	$118,860,395

PUT OPTIONS PURCHASED - 0.2% †

Index/Expiration Date/Exercise Price
S&P 500 Index/February 2008/$1,300
(cost $715,698)	51,250	394,625

Total Long-Term Investment Securities
(cost $112,962,983)		119,255,020

SHORT-TERM INVESTMENT SECURITIES - 30.4%
U.S. Treasury Bills - 30.4%
United States Treasury Bills 2.03% due 07/10/08	3,000,000	2,972,892
United States Treasury Bills 2.31% due 07/10/08	4,000,000	3,963,856
United States Treasury Bills 2.39% due 07/10/08	400,000	396,386
United States Treasury Bills 2.40% due 07/10/08	1,850,000	1,833,283
United States Treasury Bills 2.84% due 04/03/08	2,300,000	2,292,918
United States Treasury Bills 2.94% due 04/03/08	6,000,000	5,981,526
United States Treasury Bills 3.01% due 05/22/08	800,000	795,227
United States Treasury Bills 3.11% due 04/03/08	2,000,000	1,993,842
United States Treasury Bills 3.13% due 05/22/08	6,500,000	6,461,221
United States Treasury Bills 3.14% due 05/22/08	500,000	497,017
United States Treasury Bills 3.15% due 05/22/08	600,000	596,421
United States Treasury Bills 3.17% due 05/22/08	1,000,000	994,034
United States Treasury Bills 3.18% due 05/22/08	1,800,000	1,789,261
United States Treasury Bills 3.19% due 05/22/08	3,500,000	3,479,119
United States Treasury Bills 3.22% due 05/22/08(1)	8,000,000	7,952,272
United States Treasury Bills 3.83% due 04/03/08(1)	5,600,000	5,582,758
United States Treasury Bills 3.86% due 04/03/08	400,000	398,768
United States Treasury Bills 3.90% due 04/03/08	400,000	398,768
United States Treasury Bills 3.93% due 04/03/08	1,800,000	1,794,458
United States Treasury Bills 4.00% due 04/03/08	2,700,000	2,691,687

Total Short-Term Investment Securities
(cost $52,711,470)		52,865,714

TOTAL INVESTMENTS -
(cost $165,674,453)(2)	98.8%	172,120,734
Other assets less liabilities	1.2%	2,084,845

NET ASSETS -	100.0%	$174,205,579

†	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Market Value (Note 1)
CALL OPTIONS WRITTEN - (0.2%) †
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2008/$1,430
(premiums received $637,505)	(52,750)	$(400,900)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
303 Long	S&P 500 Futures Index	March 2008	$109,534,407	$104,504,700	$(5,029,707)

See Notes to Portfolio of Investments

AIG Series Trust - 2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - January 31, 2008 – (unaudited)

Security Description	Principal Amount/Shares Subject To Put	Market Value (Note 1)
U.S. GOVERNMENT OBLIGATIONS - 52.7%
U.S. Treasury Bonds - 52.7%

United States Treasury Bond Strip zero coupon due 08/15/20	$10,980,000	$6,409,026
United States Treasury Bond Strip zero coupon due 08/15/20	49,360,000	28,776,140

Total U.S. Government Obligations
(cost $33,022,179)		35,185,166

PUT OPTIONS PURCHASED - 0.1% †

Index/Expiration Date/Exercise Price
S&P 500 Index/February 2008/$1,250
(cost $139,093)	23,500	68,150

Total Long-Term Investment Securities
(cost $33,161,272)		35,253,316

SHORT-TERM INVESTMENT SECURITIES - 45.8%
U.S. Treasury Bills - 45.8%
United States Treasury Bills 2.26% due 07/10/08	750,000	743,223
United States Treasury Bills 2.39% due 07/10/08	1,500,000	1,486,446
United States Treasury Bills 2.40% due 07/10/08	1,000,000	990,964
United States Treasury Bills 2.66% due 04/03/08(1)	2,500,000	2,492,303
United States Treasury Bills 2.84% due 04/03/08	900,000	897,229
United States Treasury Bills 2.96% due 05/22/08	400,000	397,614
United States Treasury Bills 3.09% due 05/22/08	1,500,000	1,491,051
United States Treasury Bills 3.11% due 04/03/08	1,000,000	996,921
United States Treasury Bills 3.13% due 05/22/08	2,800,000	2,783,295
United States Treasury Bills 3.14% due 05/22/08	300,000	298,210
United States Treasury Bills 3.15% due 05/22/08	1,000,000	994,034
United States Treasury Bills 3.18% due 05/22/08(1)	400,000	397,614
United States Treasury Bills 3.22% due 05/22/08	1,700,000	1,689,858
United States Treasury Bills 3.26% due 05/22/08(1)	700,000	695,824
United States Treasury Bills 3.35% due 05/22/08	1,000,000	994,034
United States Treasury Bills 3.40% due 04/03/08	3,900,000	3,887,992
United States Treasury Bills 3.83% due 04/03/08	7,950,000	7,925,522
United States Treasury Bills 3.87% due 04/03/08	400,000	398,768
United States Treasury Bills 3.93% due 04/03/08	800,000	797,537
United States Treasury Bills 4.00% due 04/03/08	200,000	199,383

Total Short-Term Investment Securities
(cost $30,465,833)		30,557,822

TOTAL INVESTMENTS -
(cost $63,627,105)(2)	98.6%	65,811,138
Other assets less liabilities	1.4%	937,491

NET ASSETS -	100.0%	$ 66,748,629

†	Non-income producing securities
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for cost of investments on a tax basis.

Security Description	Shares Subject to Call	Market Value (Note 1)
CALL OPTIONS WRITTEN - (0.1%) †
Index/Expiration Date/Exercise Price
S&P 500 Index/February 2008/$1,430	(23,750)	$(180,500)
S&P 500 Index/February 2008/$1,400	(3,000)	(56,100)

Total Call Options Written
(premiums received $357,484)		$(236,600)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value at January 31, 2008	Unrealized Appreciation (Depreciation)
162 Long	S&P 500 Futures Index	March 2008	$57,298,691	$55,873,800	$(1,424,891)

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – (unaudited)

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Federal Income Taxes

At January 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchases agreements, were as follows:

	2010 High Watermark Fund	2015 High Watermark Fund	2020 High Watermark Fund

Cost	$220,320,782	$165,674,453	$63,627,105

Appreciation	9,102,357	6,767,354	2,254,976
Depreciation	(85,247)	(321,073)	(70,943)

Unrealized appreciation (depreciation) — net	$9,017,110	$6,446,281	$2,184,033

Note 3. Subsequent Event

As described in the Prospectus, under the Master Agreement with Prudential Global Funding, Inc., if certain low interest rate conditions occur and the 2010 High Watermark Fund, 2015 High Watermark Fund or 2020 High Watermark Fund (each a “Fund”) is within three years of its Protected Maturity Date, such Fund can terminate early. An Early Fund Termination means that the Fund will accelerate its Protected Maturity Date so that shareholders will receive the Fund’s Protected High Watermark Value on the new Protected Maturity Date, subject to the terms and conditions set forth in the Prospectus. Due to recent market conditions, the 2010 High Watermark Fund (the “2010 Fund”) met the early termination conditions and as a result, the new Protected Maturity Date for the 2010 Fund is April 21, 2008. As a result of the early termination of the 2010 Fund, on March 5, 2008, the Board of Trustees of the AIG Series Trust approved a Plan of Liquidation for the 2010 Fund, pursuant to which the 2010 Fund will be liquidated on or about April 21, 2008. April 21, 2008 is also the new Protected Maturity Date so that shareholders will receive the benefit of the Protected High Watermark Value on that date, subject to the terms and conditions set forth in the Prospectus.

ADDITIONAL INFORMATION

Additional information is available in the AIG Series Trust’s Annual and Semi-annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIG Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date:	March 28, 2008

By:	/s/ Donna M. Handel
Donna M. Handel Treasurer

Date:	March 28, 2008